Leases - Operating lease commitments (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Presentation of leases for lessee [abstract]
Operating lease commitments			$ 800
Less: adjustment resulting from lease modification made in January 2019	$ (497)
Less: operating costs not included in measurement of lease liability	(287)
Less: short-term leases recognized on a straight-line basis as expense	(16)	$ (67)
Lease liabilities	$ 0	$ 0